Related parties (Details 3) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Nov. 01, 2022
Right of use assets recognized	$ 1,477,021	$ 1,552,242	$ 2,200,000
Dream Go Inc. [Member]
Right of use assets recognized	1,477,021	1,552,242
Short term obligation under operating leases	(238,119)	(314,685)
Long term obligation under operating leases	$ (1,240,998)	$ (1,241,495)